CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock	Preferred stock	Additional paid-in capital	Statutory reserve	Accumulated other comprehensive income	Retained earnings	Total
Balance at Dec. 31, 2009	$ 1	$ 4,003	$ 6,319	$ 913	$ 560	$ 6,173	$ 17,969
Balance (in shares) at Dec. 31, 2009	6,667,183	2,796,721
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						14,986	14,986
Foreign currency translation adjustment					995		995
Conversion of Preferred Stock to Common Stock		(2,511)	2,511
Conversion of Preferred Stock to Common Stock (in shares)	699,185	(1,747,962)
Warrants converted			43				43
Warrants converted (in shares)	3,300
Issuance of shares to director / officer (in shares)	8,000
Balance at Dec. 31, 2010	1	1,492	8,873	913	1,555	21,159	33,993
Balance (in shares) at Dec. 31, 2010	7,377,668	1,048,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						13,928	13,928
Foreign currency translation adjustment					1,616		1,616
Conversion of Preferred Stock to Common Stock		(592)	592
Conversion of Preferred Stock to Common Stock (in shares)	166,362	(415,906)
Issuance of shares to director / officer			253				253
Issuance of shares to director / officer (in shares)	42,711
Balance at Dec. 31, 2011	$ 1	$ 900	$ 9,718	$ 913	$ 3,171	$ 35,087	$ 49,790
Balance (in shares) at Dec. 31, 2011	7,586,741	632,853